Additional Disclosures on Financial Instruments - Sensitivity analysis for the RDO & 2022 PIPE Warrants and the May 2023 Warrants (Details) - Level 3 - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share price
Additional Disclosures on Financial Instruments
Percentage, up	10.00%	10.00%
Percentage, down	(10.00%)	(10.00%)
Fair Value Warrant, Base	€ 287,237	€ 24,456
Fair Value Warrant, up	323,479	28,316
Fair Value Warrant, down	251,118	21,023
Effect on financial result, up	(36,242)	(3,861)
Effect on financial result, down	€ 36,118	€ 3,432
Base volatility
Additional Disclosures on Financial Instruments
Percentage, up	10.00%	10.00%
Percentage, down	(10.00%)	(10.00%)
Fair Value Warrant, Base	€ 287,237	€ 24,456
Fair Value Warrant, up	290,383	27,029
Fair Value Warrant, down	283,728	21,881
Effect on financial result, up	(3,146)	(2,574)
Effect on financial result, down	€ 3,508	€ 2,575